Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 57,038	$ 56,652
Raw and packaging materials	56,199	53,436
Work in progress	26,856	27,200
Other	4,502	3,757
Inventories	$ 144,595	$ 141,045